Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables and accrued liabilities
Directors’ remuneration	$ 1,522	$ 19
Director and senior management incentive plan	95	1,465
Total trade payables	1,617	1,484
Lease liabilities
Companies controlled by directors		$ 1,357